Greenspring Income Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 79.0%	Par	Value
COMMUNICATION SERVICES - 6.8%
Cable & Satellite - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	$2,249,000	$2,253,846
5.13%, 05/01/2027 (a)	1,554,000	1,552,765
		3,806,611

Media - 5.8%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028 (a)	4,775,000	3,907,287
ANGI Group LLC, 3.88%, 08/15/2028 (a)	4,100,000	3,790,204
Belo Corp., 7.75%, 06/01/2027	920,000	963,727
Cars.com, Inc., 6.38%, 11/01/2028 (a)	4,020,000	4,028,088
Getty Images, Inc., 14.00%, 03/01/2028 (a)	3,905,000	3,685,384
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	2,484,000	2,499,043
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	4,107,000	4,008,075
TEGNA, Inc., 4.63%, 03/15/2028	133,000	131,725
		23,013,533
TOTAL COMMUNICATION SERVICES		26,820,144

CONSUMER DISCRETIONARY - 10.5%
Apparel & Textiles - 1.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	5,092,000	4,713,929

Auto Components - 1.6%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	1,600,000	1,650,252
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	4,512,000	4,534,050
		6,184,302

Automotive Retail - 1.4%
Carvana Co., 9.00% (or 13.00% PIK), 06/01/2030 (a)	5,320,000	5,582,781

Casinos & Gaming - 0.2%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	674,521

Commercial Services & Supplies - 0.7%
Deluxe Corp., 8.00%, 06/01/2029 (a)	2,581,000	2,633,670

Consumer Services - 0.4%
Grand Canyon University
4.38%, 10/01/2026	100,000	100,735
5.13%, 10/01/2028	1,500,000	1,491,902
		1,592,637

Homebuilding - 0.9%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	1,738,000	1,743,225
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	1,938,000	1,925,364
		3,668,589

Leisure - 1.3%
Six Flags Entertainment Corp.
5.38%, 04/15/2027	750,000	748,328
6.50%, 10/01/2028	4,293,000	4,209,988
		4,958,316

Lodging - 1.3%
Hilton Worldwide Finance LLC, 4.88%, 04/01/2027	125,000	125,128
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	3,830,000	3,775,264
Travel + Leisure Co., 6.63%, 07/31/2026 (a)	1,300,000	1,313,199
		5,213,591

Retail - 0.8%
Academy Ltd., 6.00%, 11/15/2027 (a)	3,094,000	3,107,250

Specialty Retail - 0.7%
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	2,818,000	2,779,304
TOTAL CONSUMER DISCRETIONARY		41,108,890

CONSUMER STAPLES - 6.4%
Food & Beverage - 2.7%
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	518,000	519,391
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	4,690,000	4,730,141
TreeHouse Foods, Inc., 4.00%, 09/01/2028	5,193,000	5,180,018
		10,429,550

Food & Staples Retailing - 3.1%
Albertsons Cos., Inc. / Safeway, Inc., 5.88%, 02/15/2028 (a)	4,478,000	4,510,432
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)	4,029,000	3,749,585
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	3,820,000	3,841,927
		12,101,944

Household & Personal Products - 0.6%
HLF Financing Sarl LLC, 12.25%, 04/15/2029 (a)	1,187,000	1,283,190
Spectrum Brands, Inc., 3.88%, 03/15/2031 (a)	1,561,000	1,282,707
		2,565,897
TOTAL CONSUMER STAPLES		25,097,391

ENERGY - 5.2%
Energy Equipment & Services - 1.4%
Enerflex, Inc., 6.88%, 01/15/2031 (a)	2,000,000	2,045,884
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	250,000	260,237
Oceaneering International, Inc.
6.00%, 02/01/2028	2,252,000	2,285,906
6.00%, 02/01/2028	996,000	1,010,996
		5,603,023

Energy Midstream - 1.9%
Delek Logistics Partners LP, 7.13%, 06/01/2028 (a)	3,630,000	3,652,702
Genesis Energy LP, 7.75%, 02/01/2028	3,776,000	3,793,903
		7,446,605

Exploration & Production - 1.6%
SM Energy Co., 6.75%, 09/15/2026	5,111,000	5,137,286
Talos Production, Inc., 9.00%, 02/01/2029 (a)	1,000,000	1,041,902
		6,179,188

Oil Gas & Consumable Fuels - 0.3%
Sunoco LP, 5.88%, 07/15/2027 (a)	1,000,000	1,005,948
TOTAL ENERGY		20,234,764

FINANCIALS - 12.0%
Consumer Finance - 4.7%
Credit Acceptance Corp.
9.25%, 12/15/2028 (a)	2,001,000	2,093,864
6.63%, 03/15/2030 (a)	2,100,000	2,108,080
Enova International, Inc., 11.25%, 12/15/2028 (a)	5,098,000	5,395,428
goeasy Ltd., 9.25%, 12/01/2028 (a)	4,062,000	4,179,847
PRA Group, Inc.
8.38%, 02/01/2028 (a)	2,900,000	2,973,982
5.00%, 10/01/2029 (a)	1,850,000	1,741,285
		18,492,486

Insurance - 2.1%
AmWINS Group, Inc., 4.88%, 06/30/2029 (a)	3,407,000	3,353,323
APH Somerset Investor 2 LLC, 7.88%, 11/01/2029 (a)	4,114,000	4,158,202
Radian Group, Inc., 4.88%, 03/15/2027	517,000	519,045
		8,030,570

Investment Banking & Brokerage - 0.8%
Aretec Group, Inc., 7.50%, 04/01/2029 (a)	3,135,000	3,163,601

Mortgage REITs - 2.9%
Adamas Trust, Inc., 5.75%, 04/30/2026	3,850,000	3,825,530
Arbor Realty Trust, Inc.
5.00%, 04/30/2026	1,970,000	1,965,605
4.50%, 09/01/2026 (a)	2,000,000	1,988,147
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	3,650,000	3,750,104
		11,529,386

Specialty Finance - 1.5%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	3,335,000	3,319,459
9.25%, 07/01/2031 (a)	2,500,000	2,577,142
		5,896,601
TOTAL FINANCIALS		47,112,644

HEALTH CARE - 5.3%
Healthcare Equipment & Supplies - 1.0%
Accendra Health, Inc., 4.50%, 03/31/2029 (a)	3,512,000	2,386,749
Teleflex, Inc., 4.63%, 11/15/2027	1,605,000	1,603,712
		3,990,461

Healthcare Providers & Services - 2.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	2,949,000	2,935,600
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	3,622,000	3,663,671
Tenet Healthcare Corp., 6.13%, 10/01/2028	3,563,000	3,581,107
		10,180,378

Life Sciences Tools & Services - 0.6%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	1,000,000	995,347
IQVIA, Inc., 5.00%, 10/15/2026 (a)	1,395,000	1,394,953
		2,390,300

Pharmaceuticals - 1.1%
Organon & Co., 4.13%, 04/30/2028 (a)	4,491,000	4,394,914
TOTAL HEALTH CARE		20,956,053

INDUSTRIALS - 13.3%
Aerospace & Defense - 0.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	250,000	258,839

Building Products - 2.3%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (a)	1,624,000	1,627,680
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	4,037,000	3,975,701
Griffon Corp., 5.75%, 03/01/2028	3,611,000	3,619,984
		9,223,365

Commercial Services & Supplies - 3.2%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	4,820,000	4,755,533
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,631,207
Matthews International Corp., 8.63%, 10/01/2027 (a)	3,450,000	3,569,511
RB Global Holdings, Inc., 6.75%, 03/15/2028 (a)	1,432,000	1,466,228
		12,422,479

Engineering & Construction - 2.2%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	3,849,000	3,866,948
MasTec, Inc., 6.63%, 08/15/2029 (a)	4,894,000	4,951,480
		8,818,428

Machinery - 1.4%
Gates Corp./DE, 6.88%, 07/01/2029 (a)	500,000	519,865
Titan International, Inc., 7.00%, 04/30/2028	4,281,000	4,305,779
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	500,000	519,760
		5,345,404

Professional Services - 0.7%
Camelot Finance SA, 4.50%, 11/01/2026 (a)	2,966,000	2,947,662

Trading Companies & Distributors - 2.4%
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	700,000	737,117
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	5,458,000	5,380,806
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	2,500,000	2,598,057
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	650,000	659,801
		9,375,781

Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027 (a)	350,000	358,491
XPO, Inc., 6.25%, 06/01/2028 (a)	1,000,000	1,021,506
		1,379,997

Transport-Marine - 0.6%
Danaos Corp., 8.50%, 03/01/2028 (a)	2,525,000	2,554,335
TOTAL INDUSTRIALS		52,326,290

INFORMATION TECHNOLOGY - 5.6%
Information Technology Services - 2.7%
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	3,300,000	3,071,665
KBR, Inc., 4.75%, 09/30/2028 (a)	4,518,000	4,451,698
Unisys Corp., 10.63%, 01/15/2031 (a)	3,000,000	3,075,699
		10,599,062

Software & Services - 2.7%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	1,260,000	1,279,727
Open Text Corp., 3.88%, 02/15/2028 (a)	5,000,000	4,909,915
Rocket Software, Inc., 9.00%, 11/28/2028 (a)	4,500,000	4,643,851
		10,833,493

Technology Hardware & Equipment - 0.2%
Western Digital Corp., 4.75%, 02/15/2026	661,000	663,717
TOTAL INFORMATION TECHNOLOGY		22,096,272

MATERIALS - 11.2%
Chemicals - 3.5%
Avient Corp., 6.25%, 11/01/2031 (a)	500,000	514,234
Axalta Coating Systems LLC, 4.75%, 06/15/2027 (a)	1,300,000	1,302,255
HB Fuller Co., 4.25%, 10/15/2028	1,953,000	1,937,333
Magnera Corp., 4.75%, 11/15/2029 (a)	5,560,000	5,147,257
Minerals Technologies, Inc., 5.00%, 07/01/2028 (a)	3,880,000	3,855,672
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	1,020,000	1,020,760
		13,777,511

Metals & Mining - 2.9%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	3,500,000	2,934,633
ATI, Inc., 5.88%, 12/01/2027	1,318,000	1,324,672
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	3,125,000	3,238,708
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)	3,440,000	3,454,131
Hecla Mining Co., 7.25%, 02/15/2028	554,000	558,137
		11,510,281

Packagaing & Containers - 1.8%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (a)	3,299,000	3,276,023
Silgan Holdings, Inc., 4.13%, 02/01/2028	3,905,000	3,850,861
		7,126,884

Packaging & Containers - 2.0%
Berry Global, Inc., 4.88%, 07/15/2026 (a)	1,920,000	1,920,415
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	5,702,000	5,726,439
		7,646,854

Pulp & Paper - 1.0%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	4,205,000	3,953,835
TOTAL MATERIALS		44,015,365

REAL ESTATE - 1.9%
Real Estate Investment Trust - 1.9%
Iron Mountain, Inc., 4.88%, 09/15/2027 (a)	1,913,000	1,911,994
RHP Hotel Properties LP, 7.25%, 07/15/2028 (a)	1,250,000	1,289,826
SBA Communications Corp., 3.88%, 02/15/2027	4,445,000	4,414,823
TOTAL REAL ESTATE		7,616,643

UTILITES - 0.8%
Utilities - 0.8%
Vistra Operations Co. LLC, 5.63%, 02/15/2027 (a)	3,250,000	3,252,940
TOTAL UTILITIES		3,252,940
TOTAL CORPORATE BONDS (Cost $308,226,136)		310,637,396

CONVERTIBLE BONDS - 10.5%	Par	Value
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
fuboTV, Inc., 3.25%, 02/15/2026	5,194,000	5,202,311

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.7%
Lucid Group, Inc., 1.25%, 12/15/2026 (a)	3,145,000	2,924,850

Lodging - 0.4%
Marriott Vacations Worldwide Corp., 0.00%, 01/15/2026 (b)	1,498,000	1,496,202
TOTAL CONSUMER DISCRETIONARY		4,421,052

CONSMER STAPLES - 1.5%
Food & Beverage - 1.0%
MGP Ingredients, Inc., 1.88%, 11/15/2041	4,000,000	3,880,000

Household & Personal Products - 0.5%
Spectrum Brands, Inc., 3.38%, 06/01/2029	1,928,000	1,828,226
Total Consumer Staples		5,708,226

FINANCIALS - 1.9%
Mortgage REITs - 1.9%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/2027	4,500,000	4,457,250
PennyMac Corp.
5.50%, 03/15/2026	1,616,000	1,618,424
8.50%, 06/01/2029	1,224,000	1,301,112
TOTAL FINANCIALS		7,376,786

HEALTH CARE - 0.1%
Healthcare Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026 (b)	510,000	506,175

INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 1.3%
Bandwidth, Inc., 0.50%, 04/01/2028	5,783,000	5,051,450

Software & Services - 0.1%
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026 (b)	507,000	490,092
TOTAL INFORMATION TECHNOLOGY		5,541,542

REAL ESTATE - 3.2%
Real Estate Investment Trust - 2.3%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000	4,111,875
Summit Hotel Properties, Inc., 1.50%, 02/15/2026	4,830,000	4,815,510
		8,927,385

Real Estate Management & Services - 0.9%
Redfin Corp., 0.50%, 04/01/2027	4,000,000	3,764,000
TOTAL REAL ESTATE		12,691,385
TOTAL CONVERTIBLE BONDS (Cost $41,113,993)		41,447,477

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 9.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (c)	5,055,102	5,055,102
First American Treasury Obligations Fund - Class X, 3.68% (c)	15,490,055	15,490,055
Invesco Treasury Portfolio - Institutional Class, 3.64% (c)	15,490,055	15,490,055
TOTAL MONEY MARKET FUNDS (Cost $36,035,212)		36,035,212

TOTAL INVESTMENTS - 98.7% (Cost $385,375,341)		388,120,085
Other Assets in Excess of Liabilities - 1.3%		5,024,895
TOTAL NET ASSETS - 100.0%		$393,144,980

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $239,907,908 or 61.0% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Greenspring Income Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$310,637,396	$–	$310,637,396
Convertible Bonds	–	41,447,477	–	41,447,477
Money Market Funds	36,035,212	–	–	36,035,212
Total Investments	$36,035,212	$352,084,873	$–	$388,120,085

Refer to the Schedule of Investments for further disaggregation of investment categories.